Equity Transactions (Details 1) - Stock Options [Member]	9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Offsetting Assets [Line Items]
Expected life of options (in years)	5 years	4 years	4 years	6 years
Expected volatility	89.31%	93.44%	93.44%	86.28%
Risk free interest rate	3.69%	4.34%	4.34%	4.40%
Dividend Yield	0.00%	0.00%	0.00%	0.00%